Expense Example, No Redemption (Vanguard European Stock Index Fund Participant)	Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331